Northridge Ventures Inc.

2325 Hurontario Street, Suite 204, Mississauga, ON L5A 4K4

Tel: (647) 918-4955 Fax: (416) 850-5739

December 15, 2011

Via EDGAR and registered mail

Mark P. Shuman

Branch Chief - Legal

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-4628

Re:	Northridge Ventures Inc.
Registration Statement on Form S-1
File No. 333-172934
filed October 18, 2011

Dear Mr. Shuman:

In connection with the above-captioned filing, we are filing with the Commission, via Edgar, the following documents relating to the registration of Common Stock:

A. Pre-Effective Amendment No. 5 to our Registration Statement on Form S-1 (the "Registration Statement").

The Registration Statement has been amended to respond to the Staff's letter of non-accounting comments dated, December 15, 2011. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Registration Statement.

Statements of Operations and Cash Flows, pages F-2 and F-3

1. In response to the Staff’s comment, we advise that the dating error has been corrected.

We acknowledge that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.

We further acknowledge that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Northridge Ventures Inc. from its full responsibility for the adequacy and accuracy of the disclosure in the filing.

We further acknowledge that Northridge Ventures Inc. may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

Yours very truly,

/s/ Caroline Rechia

Caroline Rechia

President